UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-8606

DWS Target Date Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2008 (Unaudited)

DWS LifeCompass 2040 Fund

	Shares	Value ($)

Equity – Equity Funds 75.5%
DWS Blue Chip Fund "Institutional"	164	1,828
DWS Capital Growth Fund "Institutional"	4,680	177,463
DWS Commodity Securities Fund "Institutional"	138	1,197
DWS Communications Fund "Institutional"	2,764	26,730
DWS Disciplined Long/Short Value Fund "Institutional"	5,680	31,125
DWS Dreman Concentrated Value Fund "Institutional"	4,208	22,976
DWS Dreman High Return Equity Fund "Institutional"	2,436	58,225
DWS Dreman Mid Cap Value Fund "Institutional"	11,373	74,723
DWS Dreman Small Cap Value Fund "Institutional"	8,432	197,232
DWS Emerging Markets Equity Fund "Institutional"	1,732	16,850

DWS Equity 500 Index Portfolio "Institutional"	4,950	504,871
DWS Europe Equity Fund "Institutional"	7,679	139,613
DWS Global Opportunities Fund "Institutional"	747	15,823
DWS Global Thematic Fund "Institutional"	3,778	53,571
DWS Gold & Precious Metals Fund "Institutional"	1,081	12,663
DWS Growth & Income Fund "Institutional"	14,806	157,683
DWS Health Care Fund "Institutional"	4,852	91,647
DWS International Fund "Institutional"	3,441	117,926
DWS International Select Equity Fund "Institutional"	6,779	35,183
DWS International Value Opportunities Fund "Institutional"	5,044	35,760
DWS Japan Equity Fund "S"	4,858	33,183
DWS Large Cap Value Fund "Institutional"	24,577	322,451
DWS Large Company Growth Fund "Institutional"	2,547	52,512
DWS Micro Cap Fund "Institutional"	3,017	27,549
DWS Mid Cap Growth Fund "Institutional"	126	993
DWS RREEF Global Real Estate Securities Fund "Institutional"	6,838	34,188
DWS RREEF Real Estate Securities Fund "Institutional"	3,003	29,671
DWS Small Cap Core Fund "S"	7,934	82,668
DWS Small Cap Growth Fund "Institutional"	5,471	64,280
DWS Technology Fund "Institutional"	20,845	156,544

Total Equity Funds (Cost $3,894,361)		2,577,128
Equity – Exchange Traded Funds 16.5%
Consumer Discretionary Select Sector SPDR Fund	1,162	23,972
Consumer Staples Select Sector SPDR Fund	3,150	75,631
Energy Select Sector SPDR Fund	1,342	67,207
Financial Select Sector SPDR Fund	4,442	56,014
Industrial Select Sector SPDR Fund	3,691	85,705
iShares MSCI Australia Index Fund	3,418	46,929
iShares MSCI Canada Index Fund	3,307	56,583
iShares MSCI EAFE Small Cap Index Fund	2,563	61,128
iShares MSCI Germany Index Fund	1,053	17,459
iShares MSCI Netherlands Investable Market Index Fund	249	3,434
iShares MSCI United Kingdom Index Fund	3,643	45,501
Materials Select Sector SPDR Trust	299	6,937
Utilities Select Sector SPDR Fund	602	18,138

Total Exchange Traded Funds (Cost $806,296)		564,638
Fixed Income – Bond Funds 4.4%
DWS Core Fixed Income Fund "Institutional"	6,374	54,814
DWS Emerging Markets Fixed Income Fund "Institutional"	1,043	8,428
DWS Floating Rate Plus Fund "Institutional"	483	3,266
DWS Global Bond Fund "S"	360	3,592
DWS GNMA Fund "S"	258	3,788
DWS Short Duration Plus Fund "Institutional"	844	7,363
DWS US Bond Index Fund "Institutional"	6,828	68,145

Total Fixed Income – Bond Funds (Cost $166,033)		149,396
Fixed Income – Money Market Fund 3.2%
Cash Management QP Trust (Cost $108,850)	108,850	108,850

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $4,975,540) †	99.6	3,400,012
Other Assets and Liabilities, Net	0.4	12,508

Net Assets	100.0	3,412,520

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†

The cost for federal income tax purposes was $4,988,979. At November 30, 2008, net unrealized depreciation for all securities based on tax cost was $1,588,967. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $76 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,589,043.

MSCI EAFE: Morgan Stanley Capital International Europe, Australasia and Far East
SPDR: Standard & Poor's Depositary Receipt

Fair Value Measurements

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities
Level 1	$ 3,400,012
Level 2	-
Level 3	-
Total	$ 3,400,012

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS  157"), effective at the beginning of the Fund’s fiscal year. FAS  157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                                DWS LifeCompass 2040 Fund, a series of DWS Target Date Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        January 14, 2009